Other provisions - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) company restructuringProgramme	Dec. 31, 2023 GBP (£)
Disclosure of other provisions [line items]
Discount on the provisions	£ 18.0	£ 10.0
Short term legal proceedings	£ 1,393.0
Number of major restructuring programmes | restructuringProgramme	2
Number of companies split into | company	2
Pension augmentations arising from staff redundancies	£ 18.0
Disabled employees
Disclosure of other provisions [line items]
Provision for employee benefits	46.0	48.0
Legal and other disputes
Disclosure of other provisions [line items]
Charges on other provisions	1,989.0
Legal and other disputes | Zantac
Disclosure of other provisions [line items]
Charges on other provisions	1,800.0
Major restructuring provisions
Disclosure of other provisions [line items]
Discount on the provisions	£ 1.0	£ 0.4